Bank Loans (Details) - Schedule of Repayment for the Bank Loans	Sep. 30, 2023 USD ($)
Schedule of Repayment for the Bank Loans [Abstract]
2024	$ 33,717
2025	1,507,675
2026	808,662
2027	68,531
2028	822,369
Total	$ 3,240,954